Business Segment Information (Sales and Operating Revenue Attributed to Countries Based on Location of Customers and Long-Lived Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 8,259,885	¥ 8,665,687	¥ 8,543,982
Property, plant and equipment, net and right-of-use assets	1,301,254	777,053
Japan
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	2,472,479	2,591,784	2,625,619
Property, plant and equipment, net and right-of-use assets	946,922	590,694
United States
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,864,390	1,982,135	1,835,705
Property, plant and equipment, net and right-of-use assets	214,226	113,581
Europe
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,697,791	1,862,166	1,841,457
Property, plant and equipment, net and right-of-use assets	67,799	22,622
China
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	845,235	770,416	674,718
Property, plant and equipment, net and right-of-use assets	17,996	11,694
Asia Pacific
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	892,026	912,193	1,024,179
Property, plant and equipment, net and right-of-use assets	46,932	34,273
Other Areas
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	487,964	546,993	¥ 542,304
Property, plant and equipment, net and right-of-use assets	¥ 7,379	¥ 4,189